Accounting Principles - Lease contracts - Derivatives (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Oct. 14, 2024
Derivative liabilities	€ 73,400
Financial liabilities carried at fair value through profit or loss
Derivative liabilities	73,400	€ 89,400
Decrease in fair Value of derivative	€ (16,000)
Maximum | 2024 Financing arrangement in three tranches
Structured Financing amount		€ 348,000